Note 7 - Balance Sheet Disclosure - Trade and other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current trade payables	€ 8,670	€ 6,866	€ 2,642
Other current payables	7,089	1,001	232
Total trade and other current payables	€ 15,874	7,867	€ 2,874
Previously stated
Current trade payables		6,866
Other current payables		715
Total trade and other current payables		€ 7,582